Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Customer Supplier ReportingUnit Segment	Dec. 31, 2019 USD ($) Customer Supplier	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Standard payment terms									The Company’s standard payment terms are 30-60 days
Allowance for doubtful accounts	$ 400,000				$ 300,000				$ 400,000	$ 300,000
Revenue	190,205,000	$ 151,548,000	$ 123,616,000	$ 119,445,000	126,148,000	$ 110,397,000	$ 89,111,000	$ 82,349,000	584,814,000	408,005,000	$ 296,910,000
Accounts receivable	96,295,000				56,012,000				96,295,000	56,012,000
Cost of revenue									499,434,000	342,909,000	247,670,000
Accounts payable	98,249,000				40,455,000				$ 98,249,000	40,455,000
Number of reporting unit | ReportingUnit									1
Impairments for goodwill or intangible assets									$ 0	0
Impairments for long-lived assets									0	0
Proceeds from initial public offering, net of underwriting discounts and commissions									12,200,000	0.0	0.0
Deferred offering costs	0				0				$ 0	0
Number of operating segment | Segment									1
Payments to suppliers									$ 417,700,000	284,500,000	210,100,000
Traffic acquisition costs									74,400,000	54,200,000	34,000,000
Other costs									7,400,000	4,200,000	$ 3,500,000
Liabilities for uncertain tax positions	2,300								$ 2,300
Tax Receivables Agreement
Significant Accounting Policies [Line Items]
Percentage of amount to pay for tax benefits that actually realize									85.00%
QLH Class B-1 Unit Holders
Significant Accounting Policies [Line Items]
Percentage of amount to pay for tax benefits that actually realize									85.00%
Internal-use Software
Significant Accounting Policies [Line Items]
Estimated useful life									3 years
Capitalized software development costs	0				0				$ 0	$ 0
Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Significant Accounting Policies [Line Items]
Number of major customer | Customer									1	1
Revenue									$ 132,300,000	$ 78,800,000
Concentration risk percentage									23.00%	19.00%
Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Number of major customer | Customer									2	1
Concentration risk percentage										8.00%
Accounts receivable					4,700,000					$ 4,700,000
Supplier Concentration Risk | Purchases
Significant Accounting Policies [Line Items]
Concentration risk percentage									11.00%	24.00%
Number of major supplier | Supplier									1	2
Cost of revenue									$ 60,000,000	$ 84,600,000
Supplier Concentration Risk | Accounts Payable Benchmark
Significant Accounting Policies [Line Items]
Concentration risk percentage									25.00%	36.00%
Number of major supplier | Supplier									2	2
Accounts payable	24,500,000				$ 14,700,000				$ 24,500,000	$ 14,700,000
Minimum
Significant Accounting Policies [Line Items]
Duration to cancel agreements									30 days
Amortization period of finite-lived intangible assets									2 years
Minimum | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk percentage									10.00%
Accounts receivable	9,800,000								$ 9,800,000
Maximum
Significant Accounting Policies [Line Items]
Duration to cancel agreements									60 days
Amortization period of finite-lived intangible assets									10 years
Maximum | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk percentage									24.00%
Accounts receivable	$ 23,700,000								$ 23,700,000